ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Property and equipment	$ 414,142	$ 469,360
PRC Domestic Entities | Asset Pledged as Collateral
ORGANIZATION AND BASIS OF PRESENTATION
Restricted cash	6,459
Property and equipment	$ 220,957